COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2025
COMMITMENTS
Schedule of operating lease commitments

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Within 1 year	143,438	143,438	20,023
1 – 2 years	71,719	143,438	20,023
Total	215,157	286,876	40,046